Consolidated Statements of Shareholders' Equity (Parenthetical) (EUR €)	0 Months Ended	12 Months Ended
	May 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Number of issued shares		446,822,452		419,852,467
Number of issued and outstanding shares		440,852,334		407,165,221
Number of treasury shares		5,970,118		12,687,246
Accumulated OCI, net of taxes relating to foreign currency translation loss		€ 30,200,000		€ 83,500,000		€ 75,500,000
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments		(12,200,000)		(4,500,000)		3,000,000
Payment for Synthetic Share Buyback				3,728,324,000	[1],[2]
Reduction percentage in number of shares				23.00%
Fair value of shares issued to participating customers		(20,956,000)	[3]	123,416,000	[4]
Fair value compensation of unvested equity awards to be exchanged	43,527,000	43,527,000
Ordinary shares issued	36,479,109
Total fair value shares issued Cymer acquisition		2,346,700,000
Fair value of equity interest outstanding		1,000,000
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Ordinary shares issued		36,464,576
Ordinary Shares to be Issued [Member]
Ordinary shares issued		14,533
CCIP [Member]
Fair value of shares issued to participating customers		€ (20,956,000)

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.
[3]	EUR 21.0 million is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[4]	The difference between the fair value of the shares and the subscription price of the shares issued to the Participating Customers in the CCIP.